CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (2,076,514)	$ (4,916,490)	$ (21,889,212)	$ (6,148,350)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on fair market valuation of derivatives	(408,200)	$ 1,284,825	(1,912,037)	(673,000)
Amortization of debt discount	41,126
Depreciation and amortization	$ 159,434	$ 92,982	438,783	41,309
Warrants issued with common stock and debt		$ 1,249,123	5,038,986	1,355,990
Stock issued for interest expense			396,555	$ 1,039,081
Stock issued for compensation			3,027,647
Stock issued for services	$ 104,166		3,714,553	$ 773,165
Equity instruments issued with debt greater than debt carrying amount	224,000	$ 1,214,000	4,808,000	2,054,000
Changes in operating assets and liabilities:
Accounts receivable	(326,793)	$ 33,867	(393,700)	(41,450)
Prepaid expenses	34,234		(81,343)	(857)
Inventory	118,106		$ (670,180)	(75,389)
Prepaid inventory				51,988
Note receivable			$ 173,754	(173,754)
Deposits	(75,735)	$ 4,550	5,422	(3,388,887)
Accounts payable	950,088	$ (458,001)	(528,723)	973,441
Change in accounts receivable reserve	50,832		18,140	359,126
Net cash used in operations	(1,205,256)	$ (1,495,144)	(7,853,355)	$ (3,853,587)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(43,212)	(1,332,024)	(2,337,370)
Purchase of intangible assets - domain names			$ (12,440)	$ (11,400)
Cash assumed in merger				100
Net cash used in investing activities	(43,212)	(1,332,024)	$ (2,349,810)	(11,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes payable	$ 750,000	1,984,210	7,344,737	2,403,474
Proceeds from issuance of notes payable to related parties		27,500	27,500	17,502
Payment on notes payable		(300,000)	(303,474)	(100,000)
Payments on notes payable to related parties		(130,000)	(130,000)	(20,000)
Proceeds from issuance of common stock and warrants and common stock subscribed		4,014,919	4,014,919	$ 1,574,542
Proceeds from issuance of common stock from the exercise of warrants		$ 173,420	293,420
Proceeds from issuance of common stock from the exercise of warrants	$ (73,511)
Payments by subsidiaries for non-controlling interest			(291,330)
Short swing profit payment			67,100
Net cash provided by financing activities	676,489	$ 5,770,049	11,022,872	$ 3,875,518
NET CHANGE IN CASH AND CASH EQUIVALENTS	(571,979)	2,942,881	819,707	10,631
CASH AND CASH EQUIVALENTS, beginning of period	846,650	26,943	26,943	16,312
CASH AND CASH EQUIVALENTS, end of period	$ 274,671	2,969,824	846,650	26,943
SUPPLEMENTAL DISCLOSURE FOR OPERATING ACTIVITES
Cash paid for interest		95,676	54,908	13,500
SUPPLEMENTAL DISCLOSURE FOR FINANCING ACTIVITIES
Warrant expense		$ 1,249,123	$ 5,038,986	$ 1,355,990